                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    September 30, 2005

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
September 30, 2005

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              30

Form 13F Table Value Total:                 274552
                                            (thousands)
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
                                                               Value           Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000   Shares  DiscretionManagersSole   Shared None
ACADIA REALTY TRUST                COM SH BEN INT 004239109        2369  131700   SOLE     N/A    131700      0   0
ARCHSTONE-SMITH TRUST              COM            039583109       10449  262072   SOLE     N/A    262072      0   0
ASHFORD HOSPITALITY TRUST          COM SHS        044103109        1926  179000   SOLE     N/A    179000      0   0
AVALONBAY COMMUNITIES INC          COM            053484101        9075  105891   SOLE     N/A    105891      0   0
BIOMED REALTY TRUST INC            COM            09063H107        8000  322600   SOLE     N/A    322600      0   0
BOSTON PROPERTIES INC              COM            101121101        9513  134173   SOLE     N/A    134173      0   0
BRE PROPERTIES INC CL A            CLA            05564E106        6688  150300   SOLE     N/A    150300      0   0
CAMDEN PROPERTY TRUST              COM            133131102        8033  144090   SOLE     N/A    144090      0   0
CAPITAL AUTOMOTIVE REIT            COM SH BEN INT 139733109        6457  166800   SOLE     N/A    166800      0   0
CBL & ASSOCIATES PROPERTIES        COM            124830100        3919   95600   SOLE     N/A     95600      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209        4487  310100   SOLE     N/A    310100      0   0
COLUMBIA EQUITY TRUST INC          COM            197627102        5399  369800   SOLE     N/A    369800      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108        4121  117900   SOLE     N/A    117900      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103        6137  131403   SOLE     N/A    131403      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107       12499  330224   SOLE     N/A    330224      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107        9272  206363   SOLE     N/A    206363      0   0
GRAMERCY CAPITAL CORP              COM            384871109        5745  239788   SOLE     N/A    239788      0   0
HOST HOTELS & RESORTS INC          COM            44107P104        5894  348767   SOLE     N/A    348767      0   0
INNKEEPERS USA TRUST               COM            4576J0104        5329  344900   SOLE     N/A    344900      0   0
KILROY REALTY CORP                 COM            49427F108        6278  112049   SOLE     N/A    112049      0   0
KIMCO REALTY CORP                  COM            49446R109        9550  303934   SOLE     N/A    303934      0   0
MACK-CALI REALTY CORPORATION       COM            554489104        7756  172590   SOLE     N/A    172590      0   0
MILLS CORP                         COM            601148109        6374  115725   SOLE     N/A    115725      0   0
NORTHSTAR REALTY FINANCE CORPORATIOCOM            66704R100        8362  890500   SOLE     N/A    890500      0   0
PROLOGIS TRUST                     SH BEN INT     743410102       17922  404478   SOLE     N/A    404478      0   0
PUBLIC STORAGE INC                 COM            74460D109       11228  167578   SOLE     N/A    167578      0   0
REGENCY CENTERS CORP               COM            758849103        8141  141700   SOLE     N/A    141700      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109        5316  279800   SOLE     N/A    279800      0   0
SIMON PROPERTY GROUP INC           COM            828806109       24620  332168   SOLE     N/A    332168      0   0
SL GREEN REALTY CORP               COM            78440X101       11115  163031   SOLE     N/A    163031      0   0
STRATEGIC HOTELS & REORTS INC      COM            86272T106        7481  409700   SOLE     N/A    409700      0   0
SUNSTONE HOTEL INVESTORS INC       COM            867892101        4500  184500   SOLE     N/A    184500      0   0
VENTAS INC                         COM            92276F100        5392  167451   SOLE     N/A    167451      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109        9961  114996   SOLE     N/A    114996      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103        5244  343200   SOLE     N/A    343200      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
September 30, 2005.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer